COMMITMENTS (Details)		12 Months Ended
	Nov. 24, 2020 $ / shares shares	Dec. 31, 2021 item	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 $ / shares
Other Commitments [Line Items]
Maximum Number Of Demands For Registration Of Securities | item		2
Threshold period to exercise registration rights		3 months
Maximum demand registration right at entity's expense | item		1
Threshold period to exercise registration rights from the effective date of registration statement of Initial Public Offering		5 years
Threshold period to exercise "piggy-back" registration rights from the effective date of registration statement of Initial Public Offering		7 years
Underwriting cash discount per unit			$ 0.20
Underwriter cash discount | $			$ 1,601,808
Preferred Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001
Common Stock, Par or Stated Value Per Share			0.0001	$ 0.0001
Initial Public Offering
Other Commitments [Line Items]
Deferred Fee Per Unit			$ 1,125,000.00
Number of shares issued | shares	8,009,041
Purchase price, per unit	$ 10.00
Over-allotment option
Other Commitments [Line Items]
Number of shares issued | shares	509,041		509,041
Shares available for issue | shares			615,959
Purchase price, per unit	$ 10.00		$ 10.00